Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net loss	$ (262,647)	$ (33,745)	$ (265,450)	$ (49,060)
Net cash generated from operating activities	(262,647)	(33,745)	(265,450)	(49,060)
Investment in a subsidiary				(8)
Net cash used in investing activities				(8)
Proceeds from IPO, net	45,131,640	5,798,522
Advance from a subsidiary			355,557	17,872
Advance to a subsidiary	(23,316,120)	(2,995,660)
Deferred initial public offering (“IPO”) cost	(2,860,448)	(367,510)
Subscription received from shareholders				31,196
Net cash provided by (used in) financing activities	18,955,072	2,435,352	355,557	49,068
Net change in cash and cash equivalent	18,692,425	2,401,607	90,107
Effect of changes in foreign exchange rate	(308,009)	(39,573)
Cash and cash equivalent at the beginning of the year	90,107	11,577
Cash and cash equivalent at the end of the year	$ 18,474,523	$ 2,373,611	$ 90,107